TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES
TRADE PAYABLES

20.        TRADE PAYABLES

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Trade payables	22,577	24,329

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120‑day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.